EMPLOYEE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$4	$16	$11
Research and development expenses	54	114	67
Selling and marketing expenses	92	82	86
General and administrative expenses	4,473	4,708	3,814

Total stock-based compensation expense	$4,623	$4,920	$3,978

Magic Software Enterprises Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Magic:

The following table is a summary of employee option activity as of December 31, 2013, and changes during the year ended December 31, 2013, in Magic:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	1,157,385	$2.74	5.87	$2,298
Granted	85,000	$6.00
Exercised	(528,627)	$2.73
Expired and forfeited	(10,648)	$1.51

Outstanding at December 31, 2013	703,110	$3.16	6.68	$2,822

Exercisable at December 31, 2013	461,610	$2.36	5.78	$2,219
Vested and expected to vest at December 31, 2013	703,110	$3.16	6.68	$2,822

Matrix It Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Matrix:

The following table is a summary of employee option activity as of December 31, 2013, and changes during the year ended December 31, 2013, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	2,100,000	$3.85	2.80	$976
Granted	-
Exercised	(75,000)	0
Expired and forfeited	-

Outstanding at December 31, 2013	2,025,000	4.29	1.96	1,671

Exercisable at December 31, 2013	1,050,000	$4.46	1.96	$693